FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments
	Fair value through OCI	Fair value through P&L	Amortized cost	Total	Fair value hierarchy
Financial Assets
Cash and cash equivalents	$–	$–	$24,524	$24,524	n/a
Short-term deposits	–	–	26,057	26,057	n/a
Marketable securities	1	–	–	1	Level 1
Trade receivables	–	–	2,939	2,939	Level 2
Loan receivable	–	–	5,048	5,048	Level 2
Other receivables	–	–	475	475	n/a
Derivative assets	–	738	–	738	Level 2
Restricted cash	–	–	1,237	1,237	n/a
Financial Liabilities
Trade and other payables	$–	$–	$7,633	$7,633	n/a